Long-term debt-Term loans-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended														11 Months Ended	12 Months Ended					0 Months Ended				3 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended							12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Loan for the acquisition of the vessels Sealand New York and Sealand Washington [Member]	Dec. 31, 2013 Loan for the acquisition of the vessel Maersk Kokura [Member]	Dec. 31, 2013 Loan for the acquisition of the vessels Maersk Kawasaki and Maersk Kure [Member]	Dec. 31, 2013 Loan for the acquisition of the vessel MSC Mandraki (ex. Maersk Mandraki) (Fully repaid) [Member]	Dec. 31, 2013 Loan for the acquisition of the vessel Cosco Beijing [Member]	Dec. 31, 2013 Loan for the acquisition of the vessel Cosco Guangzhou [Member]	Dec. 31, 2013 Loan for the acquisition of the vessel MSC Mykonos (ex. Maersk Mykonos) (Fully repaid) [Member]	Dec. 31, 2013 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted [Member]	Dec. 31, 2013 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment following sale of vessel Garden [Member]	Dec. 31, 2013 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment folowing sale of vessel Gather [Member]	Dec. 31, 2013 Loan for the acquisition of the vessels Gather, Garden, Genius I and Gifted- Loan repayment following sale of vessel Gifted and Genius I [Member]	Nov. 19, 2010 Loan available for draw down (Vessels: MSC Romanos, MSC Methoni, MSC Ulsan, Koroni and Kyparissia) [Member]	Dec. 31, 2013 Loan for the acquisition of the vessels MSC Romanos (tranche a) [Member]	Dec. 31, 2013 Loan for the acquisition of the vessels MSC Methoni (tranche b) [Member]	Dec. 31, 2013 Loan for the acquisition of the vessels MSC Ulsan (tranche c) [Member]	Dec. 31, 2013 Loan for the acquisition of the vessel Koroni (tranche d) [Member]	Dec. 31, 2013 Loan for the acquisition of the vessel Kyparissia (tranche e) [Member]	Jan. 14, 2011 Loan for the acquisition and construction of H1068A, H1069A and H1070A (three tranches - one for each hull) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of H1068A, H1069A and H1070A - Hull H1068A (tranche a) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of H1068A, H1069A and H1070A - Hull H1069A (tranche b) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of H1068A, H1069A and H1070A - Hull H1070A (tranche c) [Member]	Apr. 07, 2011 Loan for the acquisition and construction of S4010 and S4011 [Member]	Dec. 31, 2011 Loan for the acquisition and construction of S4010 and S4011 (first drawdown) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4010 and S4011 (Drawdowns) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4010 and S4011 (Drawdowns) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4010 and S4011 - MSC Athens (S4010) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4010 and S4011 - MSC Athos (S4011) [Member]	Aug. 16, 2011 Loan for the acquisition and construction of S4020 S4022 and S4024 (three tranches one for each hull) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4020, S4022 and S4024 (Drawdowns) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (Drawdowns) [Member]	Dec. 31, 2011 Loan for the acquisition and construction of S4020, S4022 and S4024 (Drawdowns) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4020, S4022 and S4024 - Valor (S4020) tranche a [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4020, S4022 and S4024 - Valor (S4020) tranche b [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4020, S4022 and S4024 - Valor (S4020) tranche c [Member]	Dec. 31, 2011 Loan for the acquisition and construction of S4021 and S4023 (two tranches one for each hull) [Member]	Oct. 12, 2011 Loan for the acquisition and construction of S4021 and S4023 (two tranches one for each hull) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4021 and S4023 (Drawdowns) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (Drawdowns) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4021 and S4023 - Value [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4021 and S4023 - Valence [Member]	Dec. 31, 2013 Loan to partly finance the agreegate market value of eleven vessels [Member]	Oct. 06, 2011 Loan to partly finance the agreegate market value of eleven vessels [Member]	Jun. 29, 2012 Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the Stadt Luebeck [Member]	Dec. 31, 2013 Long-term debt [Member]	Dec. 31, 2012 Long-term debt [Member]	Dec. 31, 2011 Long-term debt [Member]	Dec. 31, 2013 Interest expense (including swap interest and interest capitalized) [Member]	Dec. 31, 2012 Interest expense (including swap interest and interest capitalized) [Member]	Dec. 31, 2011 Interest expense (including swap interest and interest capitalized) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 150,000	$ 75,000	$ 150,000	$ 24,800	$ 90,000	$ 90,000	$ 31,000	$ 30,000					$ 38,500	$ 42,000	$ 21,000	$ 7,470	$ 7,470
Line of Credit Facility Initiation Date				May 2008	January 2008	December 2007	June 2006	June 2006	February 2006	February 2005	December 2009
Line of Credit Facility Remaining Borrowing Capacity															120,000						203,343				140,000						229,200								152,800						120,000	11,300
Percentage of the vessels contract price available for draw down																									70.00%
Draw down amount up to the end of the period																						48,765	48,765	48,765		26,740	80,220	26,740				168,080	38,200	22,920				15,280		106,960	30,560				113,700	11,300
Draw down date																										April 2011								August 26, 2011				October 25, 2011							March 2012	August 2012
Date of vessel's disposal												December 2011	March 2012
Delivery date																													March 14, 2013	April 8, 2013					June 3, 2013	August 5, 2013	November 8, 2013					June 25, 2013	September 2, 2013
Date of loan repayment							November 16, 2012			November 16, 2012				May 2012
Maximum borrowing capacity per vessel				75,000		75,000
Debt Instrument Carrying Amount				100,500	47,000	90,000	0	55,000	52,500	0	0					29,838	33,600	17,325	4,669	4,669							129,243								73,853	73,853	76,400					73,671	75,036	108,350
Loan repayment due to sale of vessels												2,921	3,479	6,958
Available period for draw down															18 months
Number of outstanding installments				9	9	8		10	9							23	24	25	6	6	40						15								26	26	28					26	27	20
Line of Credit Facility Frequency of Payments				semiannual	semiannual	semiannual		semiannual	semiannual							quarterly	quarterly	quarterly	quarterly	quarterly	quarterly						semi-annual								quarterly	quarterly	quarterly					quarterly	quarterly	quarterly
Line of Credit Periodic Payment of Principal				4,500		6,000		2,500	2,500							962	1,050	525	467	467	1,412						4,457								1,273	1,273	1,273					1,364	1,364
Balloon payment				60,000	10,000	42,000		30,000	30,000							7,700	8,400	4,200	1,867	1,867							62,392								40,745	40,745	40,745					38,200	38,200	47,850
Line of Credit Final Payment of Principal																					12,713
Line of Credit Payment of Principal remaining period				May 2014 to May 2018	February 2014 to February 2018	June 2014 to December 2017		February 2014 to August 2018	February 2014 to February 2018							February 2014 to August 2019	January 2014 to October 2019	February 2014 to February 2020	February 2014 to May 2015	February 2014 to May 2015							January 2014 to January 2021								January 2014 to April 2020	March 2014 to June 2020	February 2014 to November 2020					March 2014 to June 2020	February 2014 to August 2020	March 2014 to December 2018
Term loans additional information																																															The term loans bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (?VMC?) in the range of 100% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
Loan interest rates range																																															1.25%-6.75%	2.71%-6.75%	1.21%-6.75%
Weighted average interest rates																																															4.30%	4.40%	4.80%
Interest expense excluding amortization																																																		81,471	76,831	73,597
Interest costs capitalized	(11,098)	(8,476)	(5,525)																																															11,098	8,476	5,525
Interest capitalized Advances for vessel acquisitions																																																		(7,845)	(5,280)	(2,773)
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge	$ 3,253	$ 3,196	$ 2,752																																															$ (3,253)	$ (3,196)	$ (2,752)